Commitments and Contingencies (Details Textual)	1 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended				0 Months Ended		9 Months Ended	0 Months Ended				9 Months Ended				0 Months Ended	12 Months Ended
	May 31, 2013 USD ($) sqft	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 31, 2013 Apex Earn Out Obligation CAD	Sep. 30, 2014 Apex Earn Out Obligation USD ($)	Sep. 30, 2014 Apex Earn Out Obligation Note [Member] USD ($) Installment	Sep. 30, 2014 Apex Earn Out Obligation Note [Member] CAD Installment	Dec. 31, 2013 Apex Earn Out Obligation Note. CAD Installment	Dec. 31, 2013 Apex Earn Out Obligation Note. USD ($)	Jul. 31, 2012 Foothill Ranch, California sqft	May 30, 2012 Irvine, California USD ($) sqft	Dec. 31, 2013 Shelton Connecticut sqft	Dec. 31, 2013 Edison New Jersey USD ($) sqft	Dec. 31, 2013 Alpharetta Georgia sqft	Dec. 31, 2013 Alpharetta Georgia One USD ($) sqft	Jun. 04, 2012 Apex [Member] USD ($)	Jun. 04, 2012 Apex [Member] CAD	Sep. 30, 2014 Apex [Member]	Jun. 09, 2014 Apex [Member] Estimate of fair value, fair value disclosure USD ($)	Jun. 09, 2014 Apex [Member] Estimate of fair value, fair value disclosure CAD	Jun. 04, 2012 Apex [Member] Estimate of fair value, fair value disclosure USD ($)	Jun. 04, 2012 Apex [Member] Estimate of fair value, fair value disclosure CAD	Sep. 30, 2014 Apex [Member] Estimate of fair value, fair value disclosure USD ($)	Sep. 30, 2014 Apex [Member] Estimate of fair value, fair value disclosure CAD	Sep. 30, 2013 Apex [Member] Estimate of fair value, fair value disclosure USD ($)	Sep. 30, 2013 Apex [Member] Estimate of fair value, fair value disclosure CAD	Jun. 09, 2014 Apex [Member] Estimate of fair value, fair value disclosure Convertible Notes Payable [Member]	Dec. 31, 2013 Apex [Member] Burlington Ontario Canada CAD sqft	Dec. 31, 2013 Illume Mobile [Member] Tulsa, Oklahoma sqft
Operating Leased Assets [Line Items]
Leases of office space	6,358											7,500	10,325	4,100	6,800	5,100	4,800													7,800	10,000
Rental expense	$ 6,000	$ 396,000	$ 511,000	$ 674,000	$ 549,000								$ 13,000		$ 4,200		$ 13,000													10,000
Lease expiration date	Aug. 31, 2020											Jul. 31, 2012	Jul. 31, 2017	Apr. 30, 2015	Dec. 31, 2014	Jul. 31, 2018	Apr. 30, 2012													Mar. 31, 2016	Sep. 30, 2013
Extended lease term																	3 years
Threashold value of EBITDA defined in agreement						2,000,000
Basic earn out amount defined in agreement						5,000,000
Maximum Basic earn out amount						3,000,000
Percentage of cash to be paid of basic earn out amount						22.22%
Number of quarterly payment for principal sum due								8	8	8
Interest rate on notes payable								9.00%	9.00%		9.00%
Interest rate on notes payable after October 31, 2014								11.00%	11.00%	11.00%
Minimum net equity capital raised during the term of note payable							5,000,000			5,000,000
Increase rate of interest due to raises in net equity capital								15.00%	15.00%	15.00%
Amount paid in consideration, Apex shares acquired																		4,801,000	5,000,000		84,000	89,000	1,033,000	1,076,000	1,033,000	1,076,000	331,000	341,000
Increase rate of interest after first anniversary of raises in net equity capital								20.00%	20.00%	20.00%
Maximum conversion price								$ 1.00	1.04		$ 1.00
Threashold EBITDA limit for earn out to former owner of Apex										2,000,000
Maximum of earn out payable to former owner of Apex										500,000
Fair value for earn out payment consideration description																				On June 9, 2014, the accounting expert issued their final report and the fair value of the Earn-Out was calculated to be CDN$400,000 of which CDN$89,000 (US$84,000) (22.22%) was paid in cash and CDN$311,000 (77.78%) payable in the form of a convertible promissory note.
Payments To Acquire Businesses Percentage																					22.22%	22.22%							77.78%
Potential additional purchase consideration																									$ 279,000	311,000	$ 331,000	341,000